Parent Only Financial Statements	12 Months Ended
Jun. 30, 2026
Parent only Financial Statements [Abstract]
PARENT ONLY FINANCIAL STATEMENTS
19 -	PARENT ONLY FINANCIAL STATEMENTS

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in the Company’s subsidiaries, VIE and VIE’s subsidiaries. For the parent company, the Company records its investments in subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, VIE and VIE’s subsidiaries” and the subsidiaries profit as “Loss from investment in subsidiaries, VIE and VIE’s subsidiaries” on the Condensed Statements of Operations and Comprehensive Income (loss).

Condensed balance sheets of the parent company

	As of June 30,
	2026	2025
ASSETS
Current assets
Cash and cash equivalents	$4,744	$8,092,529
Total current assets	4,744	8,092,529

Investments in subsidiaries, VIE and VIE’s subsidiaries	—	—
Due from subsidiaries, VIE and VIEs’ subsidiaries	23,945,679	11,628,591
Total non-current assets	23,945,679	11,628,591
Total assets	$23,950,423	$19,721,120

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Due to subsidiaries, VIE and VIE’s subsidiaries	$2,117,669	$2,107,016
Convertible notes payable, current	4,950,000	-
Total current liabilities	7,067,669	2,107,016
Convertible notes payable, non-current	-	4,692,105
Total non-current liabilities	-	4,692,105
Total liabilities	7,067,669	6,799,121

Shareholders’ equity
Class A ordinary shares (par value $0.002 per share; 20,000,000 shares authorized, 885,033 and 852,088 shares issued and outstanding as of June 30, 2026 and 2025, respectively) (1)	1,770	1,704

Class B ordinary shares (par value $0.002 per share; 23,000,000 shares authorized, 297,885 and 297,885 shares issued and outstanding as of June 30, 2026 and 2025, respectively) (1)	596	596

Additional paid-in capital	135,623,969	136,595,192
Statutory reserve	1,104,322	1,117,828
Accumulated deficit	(117,874,432)	(122,305,327)
Accumulated other comprehensive loss	(1,973,471)	(2,487,994)
Total shareholders’ equity attributable to controlling interest	16,882,754	12,921,999
Total liabilities and shareholders’ equity	$23,950,423	$19,721,120

(1)	Retrospectively restated for the 1-for-20 reverse stock split effective on May 13, 2025.

Condensed statement of comprehensive loss

	For the year ended June 30,
	2026	2025
Operating expenses
General and administrative expenses	$(634,219)	$(304,578)
Interest expense	(257,895)	(542,105)
Total operating expenses	(892,114)	(846,683)
Loss from operations	(892,114)	(846,683)

Gain/ (loss) from investment in subsidiaries	634,219	(15,802,813)

Net loss	(257,895)	(16,649,496)
Other comprehensive income/ (loss)
Foreign currency translation adjustments	514,523	220,951
Total comprehensive income/ (loss)	256,628	(16,428,545)
Comprehensive income/ (loss) attributable to ordinary shareholders	$256,628	$(16,428,545)

Condensed statement of cash flows

	For the year ended June 30,
	2026	2025
Net cash (used in)/provided by operating activities	$(8,087,785)	$113,809
Net cash used in investing activities	$—	$—
Net cash provided by financing activities	$—	$6,580,000
Net (decrease)/ increase in cash, cash equivalents and restricted cash	$(8,087,785)	$6,693,809
Cash, cash equivalents and restricted cash at beginning of the year	$8,092,529	$1,398,720
Cash, cash equivalents and restricted cash at end of the year	$4,744	$8,092,529